Nature of operations	12 Months Ended
Sep. 30, 2023
Nature of operations
Nature of operations
1.	Nature of operations

Reporting entity

Quipt Home Medical Corp. (“Quipt” or the “Company”) was incorporated under the Business Corporations Act (Alberta) on March 5, 1993. On December 30, 2013, the Company was redomiciled into British Columbia, Canada. The address of the registered office is 666 Burrard St, Vancouver, British Columbia, V6C 2Z7. The head office is located at 1019 Town Drive, Wilder, Kentucky, United States. The Company is a participating Medicare provider that provides i) nebulizers, oxygen concentrators, and CPAP and BiPAP units; ii) traditional and non-traditional durable medical respiratory equipment and services; and iii) non-invasive ventilation equipment, supplies and services.

The Company’s shares are traded on the TSX Exchange in Canada and on NASDAQ in the United States, both under the symbol QIPT.